Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Line Items]
Disclosure Of Internal Credit Exposures Explanatory
In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2023 and 2022:

	2023
Banking	Segment	High grade PD less than or equal (*)	Standard grade PD range (*)	Grade lower than standard PD equal to or higher (*)
Personal Banking	Credit card	7.12%	7.13% - 16.98%	16.99%
	Mortgage	2.07%	2.08% - 6.80%	6.81%
	Payroll loans	2.80%	2.81% - 6.43%	6.44%
	Consumer	9.32%	9.33% - 20.78%	20.79%
	Vehicular	9.13%	9.14% - 22.90%	22.91%
Small Business Banking		15.26%	15.27% - 31.69%	31.70%
	Corporate	0.22%	0.22%	0.22%
Commercial Banking	Institutional	0.55%	0.55%	0.55%
	Companies	5.23%	5.24% - 9.67%	9.68%
	Real estate	3.71%	3.71%	3.71%

	2022
Banking	Segment	High grade PD less than or equal (*)	Standard grade PD range (*)	Grade lower than standard PD equal to or higher (*)
	Credit card	7.36%	7.37% - 17.52%	17.53%
	Mortgage	1.15%	1.16% - 3.76%	3.77%
	Payroll loans	3.94%	3.95% - 16.89%	16.90%
Personal Banking	Consumer	7.94%	7.95% - 18.15%	18.16%
	Vehicular	3.24%	3.25% - 9.09%	9.10%
Small Business Banking		15.05%	15.06% - 24.59%	24.60%
	Corporate	0.28%	0.28%	0.28%
Commercial Banking	Institutional	0.28%	0.28%	0.28%
	Companies	3.72%	3.73% - 6.84%	6.85%
	Real estate	1.66%	1.66%	1.66%

(*)	The probability of default is exclusively determined by the statistical model and, therefore, does not include the subsequent adjustments to the model, detailed in Note 29.1 (d.7)

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Summary of Expected Loss by Post-Model Adjustments
Following is the amount of the expected loss to direct and indirect loans as of December 31, 2023, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	278,145	18,107	296,252
Consumer loans	1,709,256	153,126	1,862,382
Mortgage loans	84,731	2,464	87,195
Small and micro-business loans	114,629	6,899	121,528

Total	2,186,761	180,596	2,367,357

Following is the amount of the expected loss to direct and indirect loans as of December 31, 2022, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	261,187	21,231	282,418
Consumer loans	1,296,560	325,822	1,622,382
Mortgage loans (*)	61,618	—	61,618
Small and micro-business loans	90,685	6,247	96,932

Total	1,710,050	353,300	2,063,350

(*)	Considering the nature of these loans, it has not been necessary to determine a subsequent adjustment in the model.

Disclosure Of Macro Economic Variables
Macroeconomic variables used as of December 31, 2023:

	Scenario	2024	2025	2026
Domestic demand (annual % var.)	Optimistic	3.3%	2.9%	2.8%
	Base	3.0%	2.7%	2.4%
	Pessimistic	1.8%	2.8%	2.3%
Private formal employment (annual % var.)	Optimistic	3.0%	3.1%	2.6%
	Base	2.7%	2.9%	2.5%
	Pessimistic	1.8%	2.9%	3.1%
Real disposable income per capita (annual % var.)	Optimistic	2.3%	1.8%	2.9%
	Base	2.0%	1.6%	2.6%
	Pessimistic	0.7%	1.7%	2.3%
Real formal salary (annual % var.)	Optimistic	1.3%	1.7%	2.1%
	Base	1.1%	1.6%	1.9%
	Pessimistic	(2.6%)	0.6%	1.0%
Real informal salary (annual % var.)	Optimistic	3.3%	3.0%	3.1%
	Base	2.9%	2.9%	2.8%
	Pessimistic	(0.1%)	1.8%	2.2%

Macroeconomic variables used as of December 31, 2022:

	Scenario	2023	2024	2025
Gross domestic product (annual % var.)	Optimistic	2.6%	3.1%	3.2%
	Base	2.3%	2.5%	2.8%
	Pessimistic	1.3%	2.0%	2.4%
Unemployment rate (annual % var.)	Optimistic	(13.8%)	(3.9%)	(3.6%)
	Base	(10.1%)	(3.7%)	(3.5%)
	Pessimistic	(5.5%)	(3.5%)	(3.3%)
Domestic demand (annual % var.)	Optimistic	1.7%	2.5%	2.8%
	Base	1.1%	1.7%	2.3%
	Pessimistic	(0.1%)	1.0%	1.9%
Formal average salary (annual % var.)	Optimistic	(0.7%)	1.3%	1.4%
	Base	(1.4%)	1.0%	1.2%
	Pessimistic	(3.6%)	(0.7%)	0.5%
Informal average salary (annual % var.)	Optimistic	1.8%	3.4%	3.5%
	Base	1.0%	2.9%	3.0%
	Pessimistic	(1.1%)	1.3%	2.3%

Disclosure Of Impact Of Multiple Scenarios On The Allowance
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2023
Optimistic	7	159,536
Base	49	1,127,461
Pessimistic	44	1,080,360

Total		2,367,357

	%	Total
		S/(000)
December 31, 2022
Optimistic	10	198,113
Base	52	1,050,333
Pessimistic	38	814,904

Total		2,063,350

Disclosure Of Fair Value Of The Loan Guarantees
The fair value of the loan guarantees as of December 31, 2023 and 2022, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	9,818,711	—	—	—	—	—	9,818,711	—
Commercial loans	21,155,476	665,532	1,242,105	11,585,327	3,202,231	16,695,195	4,460,281	278,466
Small and micro-business loans	933,824	—	—	—	—	—	933,824	121,377
Consumer loans	16,325,460	—	—	—	—	—	16,325,460	1,862,384
Mortgage loans	9,834,398	—	—	17,005,359	—	17,005,359	(7,170,961)	87,198

Direct loans	48,249,158	665,532	1,242,105	28,590,686	3,202,231	33,700,554	14,548,604	2,349,425
Debt instruments at amortized cost	3,474,004	—	—	—	—	—	3,474,004	62

Total financial assets at amortized cost	61,541,873	665,532	1,242,105	28,590,686	3,202,231	33,700,554	27,841,319	2,349,487
Debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046

Total debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046
Not subject to impairment
Derivative financial instruments - Trading	99,099	9,755	—	—	—	9,755	89,344	—
Derivative financial instruments - Hedges	59,002	—	—	—	—	—	59,002	—
Financial assets at fair value through profit or loss	1,556,540	—	—	—	—	—	1,556,540	—

Total financial instruments at fair value through profit or loss	1,714,641	9,755	—	—	—	9,755	1,704,886	—

	84,503,083	675,287	1,242,105	28,590,686	3,202,231	33,710,309	50,792,774	2,410,533

Financial guarantees (guarantees and stand-by letters)	4,302,772	37,039	111,984	1,838,666	775,774	2,763,463	1,539,309	17,667
Letters of credit for customers	440,708	4,984	27,936	—	10,000	42,920	397,788	265

Indirect loans	4,743,480	42,023	139,920	1,838,666	785,774	2,806,383	1,937,097	17,932

	89,246,563	717,310	1,382,025	30,429,352	3,988,005	36,516,692	52,729,871	2,428,465

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	13,193,411	—	—	—	—	—	13,193,411	—
Commercial loans	21,412,126	815,190	1,380,441	11,327,344	4,361,481	17,884,456	3,527,670	247,084
Small and micro-business loans	1,358,481	—	—	—	—	—	1,358,481	96,768
Consumer loans	14,967,799	—	—	—	—	—	14,967,799	1,622,381
Mortgage loans	9,286,944	—	—	16,578,513	—	16,578,513	(7,291,569)	61,622

Direct loans	47,025,350	815,190	1,380,441	27,905,857	4,361,481	34,462,969	12,562,381	2,027,855
Debt instruments at amortized cost	3,302,779	—	—	—	—	—	3,302,779	—

Total financial assets at amortized cost	63,521,540	815,190	1,380,441	27,905,857	4,361,481	34,462,969	29,058,571	2,027,855
Debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974

Total debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974
Not subject to impairment
Derivative financial instruments - Trading	203,082	235,133	—	—	—	235,133	(32,051)	—
Derivative financial instruments - Hedges	312,718	—	—	—	—	—	312,718	—
Financial assets at fair value through profit or loss	1,932,993	—	—	—	—	—	1,932,993	—

Total financial instruments at fair value through profit or loss	2,448,793	235,133	—	—	—	235,133	2,213,660	—

	83,009,275	1,050,323	1,380,441	27,905,857	4,361,481	34,698,102	48,311,173	2,081,829

Financial guarantees (guarantees and stand-by letters)	4,001,806	17,363	46,810	1,404,684	1,165,573	2,634,430	1,367,376	35,124
Letters of credit for customers	485,541	—	29,588	—	3,814	33,402	452,139	371

Indirect loans	4,487,347	17,363	76,398	1,404,684	1,169,387	2,667,832	1,819,515	35,495

	87,496,622	1,067,686	1,456,839	29,310,541	5,530,868	37,365,934	50,130,688	2,117,324

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	398,159	—	962	—	608,852	55,610	665,424	(267,265)	162,385
Small and micro-business loans	106,028	—	—	—	—	—	—	106,028	70,818
Consumer loans	733,096	—	—	—	—	—	—	733,096	682,417
Mortgage loans	273,405	—	—	—	679,945	—	679,945	(406,540)	54,651

Total	1,510,688	—	962	—	1,288,797	55,610	1,345,369	165,319	970,271

Indirect loans	15,800	—	275	—	7,451	—	7,726	8,074	7,369

	1,526,488	—	1,237	—	1,296,248	55,610	1,353,095	173,393	977,640

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	408,104	10	2,818	—	495,872	66,074	564,774	(156,670)	154,299
Small and micro-business loans	91,195	—	—	—	—	—	—	91,195	51,709
Consumer loans	452,301	—	—	—	—	—	—	452,301	430,902
Mortgage loans	238,527	—	—	—	624,486	—	624,486	(385,959)	45,101

Total	1,190,127	10	2,818	—	1,120,358	66,074	1,189,260	867	682,011

Indirect loans	26,076	—	—	—	—	—	—	26,076	8,936

	1,216,203	10	2,818	—	1,120,358	66,074	1,189,260	26,943	690,947

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2023 and 2022, regardless of the balance of the loan it guarantees.

Summary of Classification of Risk
The Group determines its risk level according to the following classification as of December 31, 2023 and 2022:

	High grade	Standard grade	Grade lower than standard
2023	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.04% — 0.11%	0.12% — 2.11%	22.97%
Latin America	0.00%	0.09% — 2.91%	22.80%
Sovereigns	0.00%	0.00% — 1.87%	25.45%

	High grade	Standard grade	Grade lower than standard
2022	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% — 0.11%	0.12% — 2.09%	23.34%
Latin America	0.00%	0.09% — 3.02%	24.64%
Sovereigns	0.00%	0.00% — 1.55%	27.08%

Disclosure Of External Credit Exposures Explanatory
The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2023		As of December 31, 2022
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	—	0.0	2,944	0.0
BBB- / BBB+	2,611,807	9.8	2,387,376	10.5
BB- / BB+	652,347	2.4	685,424	3.0
B- / B+	4,770	0.0	—	0.0

	3,268,924	12.2	3,075,744	13.5

Instruments issued in Peru and rated abroad:
BBB- / BBB+	13,174,718	49.3	11,710,437	51.4
BB- / BB+	490,215	1.8	545,868	2.4
B- / B+	214,083	0.8	—	0.0

	13,879,016	51.9	12,256,305	53.8

Instruments issued and rated abroad:
AAA	11,105	0.0	41,198	0.2
AA- / AA+	145,599	0.5	26,077	0.1
A- / A+	656,237	2.5	489,765	2.2
BBB- / BBB+	2,565,054	9.6	2,247,646	9.9
BB- / BB+	228,812	0.9	295,812	1.3
B- / B+	16,190	0.1	61,089	0.3
Less than B-	1,723	0.0	983	0.0

	3,624,720	13.6	3,162,570	13.9

Unrated
Negotiable certificates of deposit issued by the BCRP	3,448,984	12.9	43,868	0.2
Mutual funds and investment funds participations (*)	1,099,282	4.1	1,402,848	6.2
Securitized bonds	3,008	0.0	—	0.0
Others	81,910	0.3	1	0.0
Certificates of deposits with variable interest rates issued by the BCRP	—	0.0	1,434,836	6.3
Listed shares	660,839	2.5	790,408	3.5
Non-listed shares and participations	229,933	0.9	226,953	1.0

Total	26,296,616	98.4	22,393,533	98.3

Accrued interest	425,375	1.6	394,065	1.7

Total	26,721,991	100.0	22,787,598	100.0

(*)	Includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	16,354,337		16,354,337
Government of Peru	—	8,239,321	—	3,307,309		11,546,630
Mortgage loans	—	—	—	9,844,293		9,844,293
BCRP	—	3,448,984	—	5,926,921		9,375,905
Financial services	1,450,713	1,609,137	121,083	5,834,322	(*)	9,015,255
Manufacturing	79,551	807,805	119,938	4,513,506		5,520,800
Professional, scientific and technical activities	841	207,340	—	4,385,889		4,594,070
Commerce	1,144	224,148	—	3,791,306		4,016,598
Construction and infrastructure	2,915	2,566,009	31,917	559,070		3,159,911
Electricity, gas, water and oil	14,561	1,698,582	81,438	936,836		2,731,417
Mining	1,079	1,125,295	—	1,333,655		2,460,029
Communications, storage and transportation	126,455	496,130	78,384	1,249,526		1,950,495
Agriculture	989	26,339	2,806	1,894,430		1,924,564
Commercial and micro-business loans	—	—	—	804,212		804,212
Leaseholds and real estate activities	15,751	184,898	5,707	590,501		796,857
Fishing	—	—	3,605	600,848		604,453
Community services	871	4,710	—	594,254		599,835
Medicine and biotechnology	—	31,367	—	450,704		482,071
Education, health and other services	2	99,097	—	240,736		339,835
Public administration and defense	16,075	41,187	—	42,714		99,976
Foreign governments	—	89,007	—	—		89,007
Insurance	3,694	8,501	—	2,034		14,229
Others	—	4,327	—	31,727		36,054

Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833

Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024

Total						85,057,432

(*)	Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,005,146		15,005,146
Financial services	2,080,295	1,694,266	170,250	7,346,592	(*)	11,291,403
Government of Peru	—	7,062,066	—	3,231,139		10,293,205
Mortgage loans	22,314	—	—	9,293,900		9,316,214
BCRP	—	1,478,704	—	7,362,737		8,841,441
Manufacturing	74,791	559,581	111,069	4,873,701		5,619,142
Commerce	6,471	170,540	—	4,412,994		4,590,005
Professional, scientific and technical activities	3,482	196,348	—	3,930,939		4,130,769
Construction and infrastructure	5,915	2,544,815	36,759	557,474		3,144,963
Electricity, gas, water and oil	33,518	1,324,234	95,572	924,270		2,377,594
Mining	3,917	899,083	—	1,228,508		2,131,508
Agriculture	3,085	24,768	3,054	1,892,566		1,923,473
Communications, storage and transportation	140,499	294,171	86,224	1,375,071		1,895,965
Commercial and micro-business loans	—	—	—	1,065,159		1,065,159
Leaseholds and real estate activities	27,243	156,539	5,246	606,883		795,911
Community services	9,027	—	—	582,263		591,290
Fishing	—	—	4,710	448,166		452,876
Education, health and other services	4,367	91,518	—	293,872		389,757
Public administration and defense	23,472	106,068	—	81,371		210,911
Medicine and biotechnology	—	—	—	190,302		190,302
Foreign governments	—	113,816	—	—		113,816
Insurance	6,615	—	—	1,427		8,042
Others	3,782	—	—	41,168		44,950

Total	2,448,793	16,716,517	512,884	64,745,648		84,423,842

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,295,555

(*)	Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area
The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	118,277	17,289,485	245,411	60,879,122		78,532,295
United States of America	1,311,432	853,799	78,384	516,788		2,760,403
Mexico	15,559	1,054,480	—	17,031		1,087,070
Panama	—	147,198	190	632,672	(*)	780,060
Chile	1	710,106	10,011	46,243		766,361
United Kingdom	64,727	266,974	109,045	32,562		473,308
Canada	12,898	12,095	—	369,993		394,986
Colombia	96	309,994	—	80,764		390,854
Cayman Islands	121,815	4,132	—	101,554		227,501
Brazil	—	150,120	—	41,231		191,351
Ecuador	—	—	—	190,181		190,181
Germany	24,487	582	—	58,025		83,094
Luxembourg	—	14,395	—	60,909		75,304
Ireland	—	—	—	2,896		2,896
Belgium	—	—	152	1		153
Others	45,349	98,824	1,685	259,158		405,016

Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833

Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024

Total						85,057,432

(*)	Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	152,424	13,579,422	270,166	61,849,369		75,851,381
United States of America	1,734,175	360,279	86,224	1,479,634		3,660,312
Mexico	11,410	1,049,305	—	13,178		1,073,893
Chile	1	668,122	—	28,100		696,223
United Kingdom	192,112	306,888	154,476	27,577		681,053
Panama	—	206,216	—	333,084	(*)	539,300
Canada	5,560	—	—	499,111		504,671
Colombia	95	322,840	—	55,230		378,165
Germany	24,947	—	—	175,061		200,008
Brazil	—	153,977	—	21,258		175,235
Cayman Islands	141,149	—	—	—		141,149
Luxembourg	68,553	12,510	—	47,500		128,563
Ecuador	—	—	—	4,990		4,990
Ireland	—	—	—	455		455
Belgium	—	—	157	3		160
Others	118,367	56,958	1,861	211,098		388,284

Total	2,448,793	16,716,517	512,884	64,745,648		84,423,842

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,295,555

(*)	Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory
(g.1)	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023 and 2022, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives, Note 10(b)	158,101	—	158,101	(65,099)	(9,755)	83,247

Total	158,101	—	158,101	(65,099)	(9,755)	83,247

2022
Derivatives, Note 10(b)	515,800	—	515,800	(169,050)	(235,133)	111,617

Total	515,800	—	515,800	(169,050)	(235,133)	111,617

Disclosure Of Off setting Of Financial Liabilities Explanatory
(g.2)	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023 and 2022, are presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged, Note 4(d)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives, Note 10(b)	145,395	—	145,395	(65,099)	(24,725)	55,571

Total	145,395	—	145,395	(65,099)	(24,725)	55,571

2022
Derivatives, Note 10(b)	297,038	—	297,038	(169,050)	(34,784)	93,204

Total	297,038	—	297,038	(169,050)	(34,784)	93,204

Summary of Value at Risk by Type of Asset
The VaR results of the Group’s portfolio by type of asset are presented below:

	2023	2022
	S/(000)	S/(000)
Equity investments	26,584	41,083
Debt investments	709	5,088
Derivatives and/or exchange position	1,548	2,925
Diversification effect	(237)	(4,390)

Consolidated VaR by type of asset (*)	28,604	44,706

The Group’s VaR results by type of risk are the following:

	2023	2022
	S/(000)	S/(000)
Exchange rate risk	4,813	4,859
Interest rate risk	1,417	4,827
Price risk	25,733	39,359
Diversification effect	(3,359)	(4,339)

Consolidated VaR by type of risk (*)	28,604	44,706

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap
(i.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	6,438,844	77,841	216,012	26,788	—	3,059,226	9,818,711
Inter-bank funds	524,915	—	—	—	—	—	524,915
Investments at fair value through other comprehensive income (debt and equity)	501,199	1,540,643	2,293,382	4,041,060	12,870,285	444,878	21,691,447
Investments at amortized cost	23,583	86,652	634,133	636,561	2,093,075	—	3,474,004
Loans, net (*)	4,247,703	5,611,232	11,248,432	19,392,632	6,584,178	(563,795)	46,520,382
Other assets (**)	1,034,215	195,323	262,343	219,298	5,590	4,222,912	5,939,681

Total assets	12,770,459	7,511,691	14,654,302	24,316,339	21,553,128	7,163,221	87,969,140

Financial liabilities
Deposits and obligations	30,185,794	3,894,718	6,601,910	498,592	46,902	7,960,318	49,188,234
Inter-bank funds	119,712	—	—	—	—	—	119,712
Due to banks and correspondents	1,459,377	1,758,037	2,776,380	1,683,940	1,348,196	—	9,025,930
Bonds, notes and other obligations	200,594	1,138,301	18,233	3,960,246	234,255	—	5,551,629
Insurance and reinsurance contract liabilities	52,793	104,011	470,253	2,549,908	8,784,208	246,363	12,207,536
Other liabilities (***)	867,346	142,339	205,445	514,669	520,057	1,172,997	3,422,853
Equity	—	—	—	—	—	10,008,101	10,008,101

Total liabilities and equity	32,885,616	7,037,406	10,072,221	9,207,355	10,933,618	19,387,779	89,523,995

Off- balance sheet accounts
Derivatives held as assets	185,450	111,270	1,576,325	705,470	—	—	2,578,515
Derivatives held as liabilities	185,450	111,270	1,576,325	705,470	—	—	2,578,515

	—	—	—	—	—	—	—

Marginal gap	(20,115,157)	474,285	4,582,081	15,108,984	10,619,510	(12,224,558)	(1,554,855)

Cumulative gap	(20,115,157)	(19,640,872)	(15,058,791)	50,193	10,669,703	(1,554,855)	—

(*)	The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***)
Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	8,824,601	23,810	303,812	6,815	22,080	4,012,293	13,193,411
Inter-bank funds	296,119	—	—	—	—	—	296,119
Investments at fair value through other comprehensive income (debt and equity)	640,301	1,129,911	275,048	4,159,999	10,833,683	512,884	17,551,826
Investments at amortized cost	—	71,640	494,872	1,084,113	1,652,154	—	3,302,779
Loans, net (*)	4,596,996	5,750,591	10,366,009	18,886,533	6,443,838	(540,969)	45,502,998
Other assets (**)	1,054,431	99,411	69,853	73,355	33,726	4,168,105	5,498,881

Total assets	15,412,448	7,075,363	11,509,594	24,210,815	18,985,481	8,152,313	85,346,014

Financial liabilities
Deposits and obligations	30,713,163	1,688,546	6,098,329	1,022,471	323,521	8,684,678	48,530,708
Inter-bank funds	30,012	—	—	—	—	—	30,012
Due to banks and correspondents	606,091	1,239,640	1,072,666	3,023,988	1,158,261	—	7,100,646
Bonds, notes and other obligations	2,532,625	3,614	233,891	4,895,031	241,142	—	7,906,303
Insurance and reinsurance contract liabilities	53,926	107,091	480,885	2,555,889	7,803,150	230,380	11,231,321
Other liabilities (***)	468,255	138,932	165,118	418,962	495,123	1,286,600	2,972,990
Equity	—	—	—	—	—	9,426,227	9,426,227

Total liabilities and equity	34,404,072	3,177,823	8,050,889	11,916,341	10,021,197	19,627,885	87,198,207

Off- balance sheet accounts
Derivatives held as assets	1,681,974	—	—	897,190	—	—	2,579,164
Derivatives held as liabilities	1,681,974	—	—	897,190	—	—	2,579,164

	—	—	—	—	—	—	—

Marginal gap	(18,991,624)	3,897,540	3,458,705	12,294,474	8,964,284	(11,475,572)	(1,852,193)

Cumulative gap	(18,991,624)	(15,094,084)	(11,635,379)	659,095	9,623,379	(1,852,193)	—

(*)	The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***)	Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory
The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling interest.

	As of December 31, 2023
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	105	+/-	103,189
US Dollar	+/-50	+/-	210	+/-	206,551
US Dollar	+/-75	+/-	315	+/-	310,258
US Dollar	+/-100	+/-	421	+/-	414,485
Sol	+/-50	-/+	44,656	-/+	444,244
Sol	+/-75	-/+	66,984	-/+	677,590
Sol	+/-100	-/+	89,313	-/+	904,721
Sol	+/-150	-/+	133,969	-/+	1,362,566

	As of December 31, 2022
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	9,381	+/-	108,457
US Dollar	+/-50	+/-	18,762	+/-	217,095
US Dollar	+/-75	+/-	28,143	+/-	326,095
US Dollar	+/-100	+/-	37,524	+/-	435,640
Sol	+/-50	-/+	40,539	-/+	388,047
Sol	+/-75	-/+	60,809	-/+	582,844
Sol	+/-100	-/+	81,079	-/+	778,196
Sol	+/-150	-/+	121,618	-/+	1,171,915

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling interest, as of December 31, 2023 and 2022, is presented below:

	Changes in market price	2023	2022
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	44,488	51,288
Shares	+/-25	111,220	128,221
Shares	+/-30	133,463	153,865

Summary of Foreign Exchange Risk Position Of Group
The table below presents the detail of the Group’s position:

	As of December 31, 2023
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	6,745,220	2,710,275	363,216	9,818,711
Inter-bank funds	55,660	469,255	—	524,915
Financial investments	7,090,138	19,569,726	62,127	26,721,991
Loans, net	14,131,543	32,388,839	—	46,520,382
Due from customers on acceptances	40,565	—	—	40,565
Other accounts receivable and other assets, net	242,935	1,161,624	22	1,404,581
Insurance and reinsurance contract assets	166	26,121	—	26,287

	28,306,227	56,325,840	425,365	85,057,432

Liabilities
Deposits and obligations	18,277,393	30,420,832	490,009	49,188,234
Inter-bank funds	63,081	56,631	—	119,712
Due to banks and correspondents	2,342,325	6,683,605	—	9,025,930
Bonds, notes and other obligations	5,049,942	501,687	—	5,551,629
Due from customers on acceptances	40,565	—	—	40,565
Insurance contract liabilities	3,997,075	8,210,461	—	12,207,536
Other accounts payable, provisions and other liabilities	1,272,832	1,928,716	43	3,201,591

	31,043,213	47,801,932	490,052	79,335,197

Forwards position, net	(631,449)	505,661	125,788	—
Currency swaps position, net	951,864	(951,864)	—	—
Cross currency swaps position, net	2,430,155	(2,430,155)	—	—
Options position, net	(51)	51	—	—

Monetary position, net	13,533	5,647,601	61,101	5,722,235

	As of December 31, 2022
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,205,093	2,404,942	583,376	13,193,411
Inter-bank funds	—	296,119	—	296,119
Financial investments	6,860,558	15,884,533	42,507	22,787,598
Loans, net	13,507,125	31,995,873	—	45,502,998
Due from customers on acceptances	45,809	—	—	45,809
Other accounts receivable and other assets, net	303,720	1,131,459	388	1,435,567
Insurance and reinsurance contract assets	1,032	33,021	—	34,053

	30,923,337	51,745,947	626,271	83,295,555

Liabilities
Deposits and obligations	19,187,300	28,843,457	499,951	48,530,708
Inter-bank funds	—	30,012	—	30,012
Due to banks and correspondents	645,706	6,454,940	—	7,100,646
Bonds, notes and other obligations	7,257,098	649,205	—	7,906,303
Due from customers on acceptances	45,809	—	—	45,809
Insurance contract liabilities	4,240,359	6,990,962	—	11,231,321
Other accounts payable, provisions and other liabilities	1,229,952	1,599,519	859	2,830,330

	32,606,224	44,568,095	500,810	77,675,129

Forwards, net position	(1,993,217)	2,074,784	(81,567)	—
Currency swaps, net position	1,384,495	(1,384,495)	—	—
Cross currency swaps, net position	2,354,679	(2,354,679)	—	—
Options, net position	(172)	172	—	—

Monetary position, net	62,898	5,513,634	43,894	5,620,426

Percentage Of Change In Currency Exchange Rate
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2023 and 2022. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2023	2022
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	8,796	8,991
US Dollar	10	17,592	17,982
US Dollar	15	26,388	26,973
Revaluation
US Dollar	5	(8,796)	(8,991)
US Dollar	10	(17,592)	(17,982)
US Dollar	15	(26,388)	(26,973)

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables
The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,150,590	4,042,302	6,874,724	1,212,870	1,473,786	49,754,272
Inter-bank funds	119,712	—	—	—	—	119,712
Due to banks and correspondents	1,310,020	1,522,550	2,452,158	3,310,756	1,918,633	10,514,117
Bonds, notes and other obligations	24,108	1,153,716	133,232	4,280,041	428,712	6,019,809
Due from customers on acceptances	7,080	19,300	14,185	—	—	40,565
Insurance and reinsurance contract liabilities	—	—	821,389	2,908,106	20,449,732	24,179,227
Other accounts payable, provisions and other liabilities	1,568,886	144,250	156,571	133,382	1,053,107	3,056,196

Total non-derivative liabilities	39,180,396	6,882,118	10,452,259	11,845,155	25,323,970	93,683,898

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	387,872	479,652	1,261,268	993,514	516,340	3,638,646
Contractual amounts payable (outflow)	387,923	479,288	1,274,079	983,356	514,785	3,639,431

Total	(51)	364	(12,811)	10,158	1,555	(785)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	3,763	4,061	323,273	1,750,880	—	2,081,977
Contractual amounts payable (outflow)	6,215	5,065	390,706	1,759,660	—	2,161,646

Total	(2,452)	(1,004)	(67,433)	(8,780)	—	(79,669)

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,674,487	1,842,392	6,642,702	1,523,454	2,392,309	49,075,344
Inter-bank funds	30,012	—	—	—	—	30,012
Due to banks and correspondents	693,550	785,085	2,040,127	2,983,773	1,591,843	8,094,378
Bonds, notes and other obligations	2,059,807	1,155	380,495	5,726,366	435,141	8,602,964
Due from customers on acceptances	18,909	4,854	22,046	—	—	45,809
Insurance and reinsurance contract liabilities	—		840,606	2,977,231	20,063,265	23,881,102
Other accounts payable, provisions and other liabilities	1,356,478	204,843	46,535	1,976	923,460	2,533,292

Total non-derivative liabilities	40,833,243	2,838,329	9,972,511	13,212,800	25,406,018	92,262,901

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	583,440	711,292	2,059,478	841,875	344,267	4,540,352
Contractual amounts payable (outflow)	604,526	568,112	2,051,065	1,041,851	354,758	4,620,312

Total	(21,086)	143,180	8,413	(199,976)	(10,491)	(79,960)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	1,712,865	3,289	13,772	432,103	—	2,162,029
Contractual amounts payable (outflow)	1,479,047	5,038	28,784	406,806	—	1,919,675

Total	233,818	(1,749)	(15,012)	25,297	—	242,354

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts wh os e future flows agreed to be exchanged are settled on a net basis (non-delivery)

Disclosure Of Maurity Analysis Of Contingent Credits
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2023	2022
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	1,095,339	686,403
From 1 to 3 months	1,062,605	1,358,990
From 3 to 12 months	2,391,145	2,054,523
From 1 to 5 years	193,835	387,431
Over 5 years	556	—

Total	4,743,480	4,487,347

Summary of changes in liabilities arising from financing activities
The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2023
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	30,012	—	91,245	(1,592)	47	119,712
Bonds, notes and other obligations	7,906,303	—	(2,189,040)	(131,024)	(34,610)	5,551,629
Lease liability related to right-of-use assets	112,581	—	(57,818)	(279)	36,029	90,513
Dividends payable	1,461	516,164	(516,564)	—	(150)	911

Total liabilities for financing activities	8,050,357	516,164	(2,672,177)	(132,895)	1,316	5,762,765

	2022
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	30,482	(470)	—	30,012
Bonds, notes and other obligations	8,389,672	—	(137,900)	(385,850)	40,381	7,906,303
Lease liability related to right-of-use assets	234,946	—	(62,320)	(2,948)	(57,097)	112,581
Dividends payable	1,219	756,041	(755,706)	—	(93)	1,461

Total liabilities for financing activities	8,625,837	756,041	(925,444)	(389,268)	(16,809)	8,050,357

Summary of sensitivity of life insurance contracts and reinsurance contracts
The following sensitivity analysis shows the impact (gross and net of the reinsurance held) on the contractual service margin (“CSM”), income before taxes and net equity for the reasonably possible movements in the key assumptions, the rest of the assumptions remaining constant. The correlation of the assumptions will have a significant effect on the determination of the final impacts, but to demonstrate the impact resulting from changes in each assumption, the assumptions had to be changed individually. It is worth noting that the movements of these assumptions are non-linear. When options exist, these are the main reason of the sensitivities’ asymmetry. The method used to obtain information of the sensitivity and the significant hypo theses
did not vary regarding the previous period.
Life insurance contracts issued

		2023				2022
	Change in assumptions	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(13,198)	(12,808)	(5,827)	(5,264)	(14,085)	(13,955)	(4,767)	(4,952)
Longevity	+10%	(210,185)	(210,185)	(172,323)	(172,323)	(197,945)	(197,945)	(130,110)	(130,110)
Expenses	+10%	(32,980)	(32,985)	(28,421)	(28,426)	(37,627)	(37,740)	(29,039)	(29,152)
Expiration and abandonment rate	+10%	11,877	11,699	8,871	8,629	13,773	14,232	5,411	5,897
Mortality/morbidity rate	- 10%	13,048	12,642	6,062	5,488	14,494	14,021	4,995	4,851
Longevity	- 10%	147,670	147,670	114,215	114,215	146,826	146,826	86,496	86,496
Expenses	- 10%	32,960	33,006	28,407	28,453	37,611	37,658	29,024	29,071
Expiration and abandonment rate	- 10%	(12,787)	(12,522)	(9,367)	(9,023)	(14,856)	(14,182)	(5,844)	(5,204)

		2023		2022
	Change in assumptions	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance
		S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(24,696)	(17,314)	(24,079)	(18,190)
Longevity	+10%	(37,318)	(37,318)	(47,424)	(47,424)
Expenses	+10%	(20,613)	(20,608)	(17,552)	(17,439)
Expiration and abandonment rate	+10%	(1,562)	(1,972)	(1,726)	(2,495)
Mortality/morbidity rate	-10%	25,277	18,034	24,135	18,787
Longevity	-10%	77,609	77,609	76,554	76,554
Expenses	-10%	20,591	20,544	17,551	17,504
Expiration and abandonment rate	-10%	1,944	2,375	1,837	1,524

Summary of the Maturity Profile of the Portfolios of Insurance and Reinsurance Contracts
The following table summarizes the maturity profile of the portfolios of insurance contracts issued and the portfolios of reinsurance contracts held that are liabilities of the Group, based on the estimations of the present value of the future cash flows that are expected to be paid in the following periods:

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	849,238	660,864	717,179	751,224	781,239	20,348,966	24,108,710
Life reinsurance contractual liabilities	(27,849)	(577)	(589)	(608)	(626)	(38,029)	(68,278)
Other liabilities	78,253	83,650	118,419	134,337	141,352	858,734	1,414,745

Total	899,642	743,937	835,009	884,953	921,965	21,169,671	25,455,177

	2022
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	874,518	683,879	727,831	772,743	794,191	19,943,775	23,796,937
Life reinsurance contractual liabilities	(33,911)	(336)	(347)	(359)	(373)	(19,305)	(54,631)
Other liabilities	57,085	74,489	81,473	106,116	129,276	810,573	1,259,012

Total	897,692	758,032	808,957	878,500	923,094	20,735,043	25,001,318

Summary of financial assets (based on non-discounted contractual cash flows)
The following table summarizes the maturity profile of the Group’s financial assets in function of the non-discounted contractual cash flows, including interest receivable.

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	97	97	97	97	97	2,888	3,373
Debt instruments at fair value through other comprehensive income	1,020,609	969,034	991,445	1,079,552	1,064,316	18,247,679	23,372,635
Investments at amortized cost	—	—	—	—	—	27,201	27,201

Total	1,020,706	969,131	991,542	1,079,649	1,064,413	18,277,768	23,403,209

	2022
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	99	99	99	99	99	3,070	3,565
Debt instruments at fair value through other comprehensive income	896,760	940,922	887,257	899,474	982,379	18,010,752	22,617,544
Investments at amortized cost	—	—	—	—	—	—	—

Total	896,859	941,021	887,356	899,573	982,478	18,013,822	22,621,109

Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency
The following table summarizes the financial assets and the insurance contracts assets and liabilities of the Company by main currency:

	2023			2022
	US Dollar	Sol	Total	US Dollar	Sol	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	48,899	217,411	266,310	419,481	211,676	631,157
Investments at fair value through profit or loss	300,007	7,029	307,036	247,998	11,424	259,422
Debt instruments at fair value through other comprehensive income	4,159,311	8,286,854	12,446,165	3,792,194	7,243,452	11,035,646
Investments at amortized cost	—	23,584	23,584	—	—	—
Insurance contracts assets-
Life insurance issued	—	—	—	—	—	—
Life reinsurance held	166	26,121	26,287	1,032	33,019	34,051
Reinsurance held	—	—	—	—	—	—
Insurance contracts liabilities-
Life insurance issued	3,997,075	8,208,566	12,205,641	4,240,359	6,987,486	11,227,845
Life reinsurance held	—	1,895	1,895	—	3,476	3,476
Reinsurance held	—	—	—	—	—	—

Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments	The Group’s exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments is the following:

	2023	2022
	S/(000)	S/(000)
Insurance contracts assets -
Life insurance issued	—	—
Life reinsurance held	26,287	34,051
Reinsurance held	—	—
Insurance contracts liabilities -
Life insurance issued	12,205,641	11,227,845
Life reinsurance held	1,895	3,476
Reinsurance held	—	—
Debt instruments at fair value through profit or loss	307,036	259,422
Debt instruments at fair value through other comprehensive income	12,446,165	11,035,646
Debt instruments at amortized cost	23,584	—

Total	25,010,608	22,560,440

Summary of the sensitivity analysis of fair value measurement
The following analysis is made for the reasonably possible movements of the key variables, the rest of the variables remaining constant, showing the impact on income before taxes and equity. The correlation of the variables will have a significant effect on the determination of the final impact of the interest rate risk, but to demonstrate the impact due to changes in variables, the variables had to be changed individually. It is worth noting that the movements of these variables are non-linear. The method used to obtain information of the sensitivity and the significant variables did not vary regarding the previous period.

		2023		2022
	Change in basis points	Impact on income before taxes	Impact on equity	Impact on income before taxes	Impact on equity
		S/(000)	S/(000)	S/(000)	S/(000)
Insurance and reinsurance contracts	+100	16,542	1,075,830	15,554	921,286
Debt instruments	+100	(100)	(906,268)	(107)	(796,455)
Insurance and reinsurance contracts	-100	(20,226)	(1,293,888)	(18,703)	(1,096,629)
Debt instruments	-100	115	1,048,722	124	924,796